FEDERATED HERMES INSTITUTIONAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2022

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES INSTITUTIONAL TRUST (the “Trust”)
Federated Hermes Institutional High Yield Bond Fund (the “Fund”) Class A Shares Class C Shares Institutional Shares Class R6 Shares

1933 Act File No. 33-54445 1940 Act File No. 811-7193

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated December 31, 2022, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 114 on December 28, 2022.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera
George Magera
Assistant Secretary